Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Thornburg ETF Trust
Entity Central Index Key	0002038383
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Thornburg Core Plus Bond ETF
Shareholder Report [Line Items]
Fund Name	Thornburg Core Plus Bond ETF
Class Name	Thornburg Core Plus Bond ETF
Trading Symbol	TPLS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Core Plus Bond ETF for the period from February 4, 2025 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thornburg.com/product/etfs/ecb/TPLS. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/product/etfs/ecb/TPLS
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg Core Plus Bond ETF	$3.00	0.45%

Expenses Paid, Amount	$ 3.00
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed the Bloomberg U.S. Aggregate Total Return Value Index USD (the “Index”) during the period from the Fund’s inception on February 4, 2025 to February 28, 2025. For the period ended February 28, 2025, U.S. Treasury yields declined due to fiscal policy concerns and softening economic data. The 10-year Treasury yield fell from 4.79% to 4.24%, and corporate bond spreads widened slightly, reflecting mixed performance across different fixed income sectors and security selection within the Fund.

Performance Past Does Not Indicate Future [Text]	The performance information shown below represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	Since Inception (02/04/2025)
Core Plus Bond ETF	1.98%
Bloomberg U.S. Aggregate Total Return Index Value USD	1.94%

Performance Inception Date	Feb. 04, 2025
No Deduction of Taxes [Text Block]	The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares.
Net Assets	$ 12,700,000
Holdings Count | Holdings	173
Advisory Fees Paid, Amount	$ 2,967
Investment Company, Portfolio Turnover	1.07%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Fund Size (Millions)	$12.7M
Number of Holdings	173
Annual Portfolio Turnover	1.07%
Total Advisory Fee	$2,967

Holdings [Text Block]
Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since February 4, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/product/etfs/ecb/TPLS or upon request by calling 1-800-847-0200.

Accountant Change Statement [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg Multi Sector Bond ETF
Shareholder Report [Line Items]
Fund Name	Thornburg Multi Sector Bond ETF
Class Name	Thornburg Multi Sector Bond ETF
Trading Symbol	TMB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thornburg Multi Sector Bond ETF for the period from February 4, 2025 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thornburg.com/product/etfs/emb/TMB. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/product/etfs/emb/TMB
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg Multi Sector Bond ETF	$4.00	0.55%

Expenses Paid, Amount	$ 4.00
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the Bloomberg U.S. Universal Total Return Index Value Unhedged (the “Index”) during the period from the Fund’s inception on February 4, 2025 to February 28, 2025. For the period ended February 28, 2025, U.S. Treasury yields declined due to fiscal policy concerns and softening economic data. The 10-year Treasury yield fell from 4.79% to 4.24%, and corporate bond spreads widened slightly, reflecting mixed performance across different fixed income sectors and security selection within the Fund.

Performance Past Does Not Indicate Future [Text]	The performance information shown below represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	Since Inception (02/04/2025)
Multi Sector Bond ETF	1.46%
Bloomberg U.S. Universal Total Return Index Value Unhedged	1.84%
Bloomberg U.S. Aggregate Total Return Value Index USD	1.94%

Performance Inception Date	Feb. 04, 2025
No Deduction of Taxes [Text Block]	The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares.
Net Assets	$ 32,900,000
Holdings Count | Holdings	243
Advisory Fees Paid, Amount	$ 7,666
Investment Company, Portfolio Turnover	4.43%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Fund Size (Millions)	$32.9M
Number of Holdings	243
Annual Portfolio Turnover	4.43%
Total Advisory Fee	$7,666

Holdings [Text Block]
Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since February 4, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/product/etfs/emb/TMB or upon request by calling 1-800-847-0200.

Accountant Change Statement [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Equity ETF
Shareholder Report [Line Items]
Fund Name	Thornburg International Equity ETF
Class Name	Thornburg International Equity ETF
Trading Symbol	TXUE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Equity ETF for the period from January 21, 2025 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thornburg.com/product/etfs/eie/TXUE. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/product/etfs/eie/TXUE
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg International Equity ETF	$7.00	0.65%

Expenses Paid, Amount	$ 7.00
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the MSCI EAFE Net Total Return USD Index (the “Index”) during the period from the Fund’s inception on January 21, 2025 to February 28, 2025. A broad rotation from U.S. and Japanese equities has taken place, with meaningful portions of the rebalancing going to Europe, where equities are benefitting from both monetary and fiscal stimulus. The Fund’s overweight allocation to the European securities drove positive relative performance, while an overweight allocation to Japanese securities detracted from relative performance. On a sector basis, the Fund’s overweight allocation to industrials hampered relative performance, while an overweight allocation to utilities bolstered relative performance.

Performance Past Does Not Indicate Future [Text]	The performance information shown below represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	Since Inception (01/21/2025)
International Equity ETF	3.04%
MSCI EAFE Net Total Return USD Index	4.43%

Performance Inception Date	Jan. 21, 2025
No Deduction of Taxes [Text Block]	The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares.
Net Assets	$ 88,900,000
Holdings Count | Holdings	50
Advisory Fees Paid, Amount	$ 45,341
Investment Company, Portfolio Turnover	1.94%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Fund Size (Millions)	$88.9M
Number of Holdings	50
Annual Portfolio Turnover	1.94%
Total Advisory Fee	$45,341

Holdings [Text Block]
Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since January 21, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/product/etfs/eie/TXUE or upon request by calling 1-800-847-0200.

Accountant Change Statement [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.
Thornburg International Growth ETF
Shareholder Report [Line Items]
Fund Name	Thornburg International Growth ETF
Class Name	Thornburg International Growth ETF
Trading Symbol	TXUG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Thornburg International Growth ETF for the period from January 22, 2025 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thornburg.com/product/etfs/eig/TXUG. You can also request this information by contacting us at 1-800-847-0200. This report also describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-847-0200
Additional Information Website	https://www.thornburg.com/product/etfs/eig/TXUG
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Thornburg International Growth ETF	$7.00	0.70%

Expenses Paid, Amount	$ 7.00
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed the MSCI EAFE Growth Net Total Return USD Index (the “Index”) during the period from the Fund’s inception on January 22, 2025 to February 28, 2025. The Fund’s overweight allocation to Japanese and U.S. securities hampered relative performance, while an overweight allocation to European securities drove positive relative performance. The Fund’s overweight allocation to securities in the technology sector detracted from relative performance due to worries over artificial intelligence spending and valuations, trade tensions and tariffs, economic growth concerns, and the market rotation. Stock selection in consumer discretionary and industrials contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The performance information shown below represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]	Cumulative Performance
Average Annual Return [Table Text Block]
Annual Performance	Since Inception (01/22/2025)
International Growth ETF	-0.32%
MSCI EAFE Growth Net Total Return USD Index	1.51%

Performance Inception Date	Jan. 22, 2025
No Deduction of Taxes [Text Block]	The returns shown in the line graph and table assume the reinvestment of dividends and capital gains, but do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of Fund shares.
Net Assets	$ 5,000,000.0
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 2,697
Investment Company, Portfolio Turnover	3.97%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Fund Size (Millions)	$5.0M
Number of Holdings	42
Annual Portfolio Turnover	3.97%
Total Advisory Fee	$2,697

Holdings [Text Block]
Material Fund Change [Text Block]

How has the Fund changed?

This is a summary of certain changes to the Fund since January 22, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2026 at https://www.thornburg.com/product/etfs/eig/TXUG or upon request by calling 1-800-847-0200.

Accountant Change Statement [Text Block]	Changes In and Disagreements with Accountants No changes and/or disagreements occurred in the current reporting period.